Performance Management - Alki Consolidated Income ETF	Jul. 13, 2026
Prospectus [Line Items]
Performance Narrative [Text Block]	Effective immediately, all references to the Fund’s website address in the Summary Prospectus, Prospectus and SAI are changed to: www.iinc-etf.com.
Performance Availability Website Address [Text]	www.iinc-etf.com